Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Computers	Office furniture and equipment	Right of use asses	Total
Cost:
Balance at January 1, 2025	$12	12	75	99
Additions	-	1	-	1
Disposals	-	-	-	-

Balance at December 31, 2025	12	13	75	100

Accumulated depreciation:
Balance at January 1, 2025	9	3	28	40
Depreciation	1	1	39	41
Disposals	-	-	-	-

Balance at December 31, 2025	10	4	67	81

Depreciated cost at December 31, 2025	2	9	8	19

Balance at January 1, 2024	$11	33	181	225
Additions	2	-	75	77
Disposals	(1)	(21)	(181)	(203)

Balance at December 31, 2024	12	12	75	99

Accumulated depreciation:
Balance at January 1, 2024	6	6	106	118
Depreciation	4	1	28	33
Disposals	(1)	(4)	(106)	(111)

Balance at December 31, 2024	9	3	28	40

Depreciated cost at December 31, 2024	3	9	47	59